Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-15688
Entity Incorporation, State or Country Code	A8
Entity Primary SIC Number	1040
Entity Address, Address Line One	1275 avenue des Canadiens-De-Montréal
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Montreal
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3B 0G4
City Area Code	438
Local Phone Number	538-7555
Title of 12(g) Security	Common Shares
Trading Symbol	NSR
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	56,684,334
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Central Index Key	0000813639
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Nomad Royalty Co Ltd.
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates